Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [abstract]
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS
Subsequent events have been reviewed through the date the consolidated financial statements were issued and required no adjustments or disclosures.